Inventory	12 Months Ended
Dec. 31, 2018
Inventory.
Inventory

11    Inventory

Accounting policy

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related fixed production overheads (based on normal operating capacity). Variable production overhead costs are included in inventory cost on the basis of actual level of production. The net realizable value is the estimated selling price in the ordinary course of business, less any additional selling expenses. Imports in transit are stated at the accumulated cost of each import. A provision for obsolete inventory - finished products, semi-finished products, raw materials and auxiliary materials - is recognized when items cannot be used in normal production or sold because they are damaged or do not meet the Company’s specification. Slow-moving provision is recognized for inventory items that are in excess of the expected normal use or sale. The amount of slow-moving provision recognized is determined on the basis of 20% of the carrying amount for each six-month period without use or sale.

(a)   Composition

	2018	2017
Finished products	106,245	106,026
Semi-finished products	52,534	85,458
Raw materials	52,864	30,128
Auxiliary materials and consumables	69,566	81,261
Imports in transit	11,718	41,878
Other	215	863
Provision for obsolete and slow-moving inventory	(23,437)	(20,736)
	269,705	324,878

The Company had no inventory pledged as collateral for any of its liabilities.

Inventories recognized as an expense during the year ended December 31, 2018 amounted to USD 1,701,456 (2017: USD 1,320,379; 2016: USD 1,287,662). These were included in Cost of sales.

(b)   Changes in the provision for obsolete and slow-moving inventory

	2018					2017
	Finished products	Semi- finished products	Raw materials	Auxiliary materials and consumables	Total	Total
Balance at the beginning of the year	(40)	(10,019)	(214)	(10,463)	(20,736)	(38,384)
Additions	(32)	(1,363)	(17)	(11,291)	(12,703)	(1,814)
Reversals	41	8,701	207	311	9,260	19,249
Exchange variation gains (losses)	3	959	18	(238)	742	213
Balance at the end of the year	(28)	(1,722)	(6)	(21,681)	(23,437)	(20,736)